Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
2022	$854
2023	1,273
2024	515
2025	456
2026 and thereafter	665

Total	$3,763